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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             D. E. Shaw & Co., Inc.  (see notes 1, 2 and 3)
Address:          120 West 45th Street, 39th Floor
                  New York, NY 10036

Form 13F File Number: 28-5396
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kathryn Pickford
Title:            Secretary
Phone:            (212) 478-0000

Signature, Place, and Date of Signing:

/s/Kathryn Pickford        New York, NY     August 12, 2003
-------------------        -------------    ---------------
[Signature]                [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  1

Form 13F Information Table Entry Total:                             2
                                                            ---------
Form 13F Information Table Value Total:                       $ 2,019
                                                            ---------
                                                            (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number                     Name
1   28-5394                                  D. E. Shaw & Co., L.P.
    -------                                  ----------------------
                                            (see notes 2 and 3)
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                Name of reporting manager: D. E. Shaw & Co,. Inc.
                Form 13 F Information Table
                June 30, 2003


Item 1                  Item 2       Item 3        Item 4     Item 5                 Item 6        Item 7           Item 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Investment                       Voting
                                                                                   Discretion                      Authority
                                                                          ----------------------                  ------------
                                                                           (a)    (b)       (c)    Other
                        Title of     CUSIP         Value     SHRS OR             Shared            Mana-    (a)       (b)      (c)
Name Of Issuer          Class        Number      (X$1000)    PRN AMT      Sole   Defined   Other   gers    Sole     Shared     None
-----------------------------------------------------------------------------------------------------------------------------------

United Online Inc.      COM          911268100         39     1,540  SH    a                               1,540
United Online Inc.      COM          911268100      1,980    78,123  SH            b                1     78,123


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Form 13F

NOTES


1. D. E. Shaw & Co., Inc. disclaims status as an institutional investment manager and makes this filing in its capacity as the parent entity of investment advisers.

2. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise investment discretion for them. D. E. Shaw disclaims that it exercises investment discretion for certain of such entities, but includes the holdings of all such subentities in this form.

3. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise voting discretion for them. D. E. Shaw disclaims that it exercises voting discretion for certain of such entities, but includes the holdings of all such subentities in this form.